Lease Liability (Schedule of expenses recognized to leases for which exemption applied) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Lease liabilities [abstract]
Short-term leases	$ 45,745
Low value leases	92
Variable leases	56,152
Total	$ 101,989